FORM N-CSR/S


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA MONEY MARKET FUND
        JANUARY 31, 2014

 ======================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF
THE TAPER IS AN INDICATION THAT FED
POLICYMAKERS BELIEVE THE U.S. ECONOMIC             [PHOTO OF DANIEL S. McNAMARA]
RECOVERY IS STRENGTHENING."

--------------------------------------------------------------------------------

FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (I.E., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

================================================================================

================================================================================

growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        29

    Financial Statements                                                     32

    Notes to Financial Statements                                            35

EXPENSE EXAMPLE                                                              43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA MONEY MARKET FUND (THE FUND) SEEKS THE HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Asset Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  For the six-month period ended January 31, 2014, the seven-day yield on the Fund remained at 0.01%. The total return for the same period was 0.01%, compared to an average of 0.01% for all money market funds ranked by iMoneyNet, Inc.

  USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o WHY DID THE FUND AND ITS PEER GROUP PROVIDE NEAR-ZERO RETURNS FOR THE REPORTING PERIOD?

  Yields on money market mutual funds remained at or near 0% as a result of the U.S. Federal Reserve's (the Fed) accommodative monetary policy. The Fed continued to hold the federal funds target rate between 0% and 0.25% throughout the reporting period. Despite extremely low absolute yields, investors continued to rely on money market funds for the safety and liquidity they provided.

  Refer to page 6 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

================================================================================

2  | USAA MONEY MARKET FUND

================================================================================

o WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  Though progress was uneven, U.S. economic growth continued to improve during the reporting period, fueling speculation that the Fed would announce a reduction -- or "taper" -- in the pace of its monthly bond purchases. Interest rates increased and bond prices (which move in the opposite direction of rates) declined on expectations of Fed tapering. Rates drifted downward after the Fed surprised the markets during September with the announcement that it would continue the pace of its bond purchases. During October and November, interest rates edged up as investors sought to divine the Fed's future monetary policy intentions and in response to the partial government shutdown and debt ceiling debate. The Fed announced in December that it would taper its asset purchases by $10 billion and subsequently announced an additional $10 billion reduction in its February asset purchases. In January, interest rates trended down as a drop in stock prices sent many investors into the perceived safe haven of U.S. Treasury securities.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  Given that interest rates have been low for a protracted period, variable-rate demand notes (VRDNs) continued to be a major component in the composition of the Fund. The VRDNs owned by the Fund provide flexibility because we can sell them at par (100% of face value) upon notice of seven days or less. In addition, most of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest; and as a result, they offer a degree of safety and liquidity for the Fund. Also, we slightly extended the maturity range of the portfolio's commercial paper purchases and moderately increased its purchases of certificates of deposit from approved financial institutions.

  To identify securities that we believed represented relative value, we continued to rely on our team of experienced credit analysts. These skilled professionals also continued to analyze and monitor every holding in the portfolio.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

o WHAT IS THE OUTLOOK?

  Looking ahead, we expect the U.S. economy to continue strengthening during 2014, perhaps at a slightly faster rate than in 2013. This should allow the Fed to continue scaling back its bond-buying program, though we believe the Fed will taper gradually so as not to undermine the economic recovery. The Fed also has said it would continue holding the targeted federal funds rate close to zero for as long as unemployment is above 6.5% and inflation does not rise above 2.5%. Consequently, we expect short-term rates to remain low for the foreseeable future. As a result, shareholders are likely to see little change in the Fund's yield over the near term. Once interest rates begin to rise, we plan to look for opportunities to invest at higher interest rates. In the meantime, we will continue to do what we have always done -- to seek maximum current income while maintaining the safety and liquidity of your Fund.

  We appreciate the opportunity to help you with your investment needs.

================================================================================

4  | USAA MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (THE FUND) (Ticker Symbol: USAXX)

--------------------------------------------------------------------------------
                                             1/31/14                7/31/13
--------------------------------------------------------------------------------
Net Assets                              $5,262.8 Million       $5,140.2 Million
Net Asset Value Per Share                    $1.00                  $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                       39 Days                29 Days

(+) Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
  8/1/13-1/31/14*             1 Year             5 Years             10 Years
      0.01%                   0.01%              0.16%                 1.68%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                          5 Years                           10 Years
    0.01%                           0.18%                              1.68%

--------------------------------------------------------------------------------
   7-DAY YIELD AS OF 1/31/14                     EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------
    Subsidized        0.01%                                  0.63%
    Unsubsidized     -0.41%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                     USAA MONEY MARKET FUND            iMONEYNET AVERAGE
 1/29/2013                    0.01%                          0.01%
 2/26/2013                    0.01                           0.01
 3/26/2013                    0.01                           0.01
 4/30/2013                    0.01                           0.01
 5/28/2013                    0.01                           0.01
 6/25/2013                    0.01                           0.01
 7/30/2013                    0.01                           0.01
 8/27/2013                    0.01                           0.01
 9/24/2013                    0.01                           0.01
10/29/2013                    0.01                           0.01
11/26/2013                    0.01                           0.01
12/31/2013                    0.01                           0.01
 1/28/2014                    0.01                           0.01

                                   [END CHART]

       Data represent the last Tuesday of each month. Ending date 1/28/14.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                    USAA MONEY MARKET FUND
 1/31/2004                                                $10,000.00
 2/29/2004                                                 10,004.90
 3/31/2004                                                 10,010.00
 4/30/2004                                                 10,015.44
 5/31/2004                                                 10,020.28
 6/30/2004                                                 10,025.97
 7/31/2004                                                 10,033.09
 8/31/2004                                                 10,041.34
 9/30/2004                                                 10,051.04
10/31/2004                                                 10,062.10
11/30/2004                                                 10,074.30
12/31/2004                                                 10,089.93
 1/31/2005                                                 10,104.65
 2/28/2005                                                 10,120.31
 3/31/2005                                                 10,139.08
 4/30/2005                                                 10,159.34
 5/31/2005                                                 10,180.17
 6/30/2005                                                 10,202.43
 7/31/2005                                                 10,226.73
 8/31/2005                                                 10,252.51
 9/30/2005                                                 10,281.01
10/31/2005                                                 10,308.58
11/30/2005                                                 10,338.84
12/31/2005                                                 10,374.33
 1/31/2006                                                 10,405.76
 2/28/2006                                                 10,438.14
 3/31/2006                                                 10,477.55
 4/30/2006                                                 10,512.22
 5/31/2006                                                 10,552.06
 6/30/2006                                                 10,594.55
 7/31/2006                                                 10,634.52
 8/31/2006                                                 10,678.13
 9/30/2006                                                 10,721.88
10/31/2006                                                 10,764.36
11/30/2006                                                 10,807.04
12/31/2006                                                 10,854.29
 1/31/2007                                                 10,895.92
 2/28/2007                                                 10,936.13
 3/31/2007                                                 10,982.14
 4/30/2007                                                 11,023.91
 5/31/2007                                                 11,068.77
 6/30/2007                                                 11,113.56
 7/31/2007                                                 11,157.11
 8/31/2007                                                 11,207.47
 9/30/2007                                                 11,247.89
10/31/2007                                                 11,291.70
11/30/2007                                                 11,334.66
12/31/2007                                                 11,375.84
 1/31/2008                                                 11,412.91
 2/29/2008                                                 11,443.21
 3/31/2008                                                 11,469.90
 4/30/2008                                                 11,496.39
 5/31/2008                                                 11,523.48
 6/30/2008                                                 11,546.41
 7/31/2008                                                 11,569.46
 8/31/2008                                                 11,593.39
 9/30/2008                                                 11,623.08
10/31/2008                                                 11,663.00
11/30/2008                                                 11,684.40
12/31/2008                                                 11,703.77
 1/31/2009                                                 11,718.18
 2/28/2009                                                 11,729.69
 3/31/2009                                                 11,741.82
 4/30/2009                                                 11,752.75
 5/31/2009                                                 11,764.74
 6/30/2009                                                 11,775.44
 7/31/2009                                                 11,784.85
 8/31/2009                                                 11,791.01
 9/30/2009                                                 11,795.18
10/31/2009                                                 11,798.11
11/30/2009                                                 11,799.61
12/31/2009                                                 11,802.37
 1/31/2010                                                 11,802.55
 2/28/2010                                                 11,802.64
 3/31/2010                                                 11,802.74
 4/30/2010                                                 11,802.85
 5/31/2010                                                 11,802.94
 6/30/2010                                                 11,803.04
 7/31/2010                                                 11,803.14
 8/31/2010                                                 11,803.24
 9/30/2010                                                 11,803.33
10/31/2010                                                 11,803.43
11/30/2010                                                 11,803.53
12/31/2010                                                 11,804.96
 1/31/2011                                                 11,805.05
 2/28/2011                                                 11,805.14
 3/31/2011                                                 11,805.24
 4/30/2011                                                 11,805.34
 5/31/2011                                                 11,805.44
 6/30/2011                                                 11,805.54
 7/31/2011                                                 11,805.64
 8/31/2011                                                 11,805.74
 9/30/2011                                                 11,805.84
10/31/2011                                                 11,805.93
11/30/2011                                                 11,806.03
12/31/2011                                                 11,806.14
 1/31/2012                                                 11,808.26
 2/29/2012                                                 11,808.36
 3/31/2012                                                 11,808.46
 4/30/2012                                                 11,808.55
 5/31/2012                                                 11,808.65
 6/30/2012                                                 11,808.75
 7/31/2012                                                 11,808.85
 8/31/2012                                                 11,808.96
 9/30/2012                                                 11,809.05
10/31/2012                                                 11,809.15
11/30/2012                                                 11,809.25
12/31/2012                                                 11,809.70
 1/31/2013                                                 11,809.80
 2/28/2013                                                 11,809.89
 3/31/2013                                                 11,809.99
 4/30/2013                                                 11,810.09
 5/31/2013                                                 11,810.19
 6/30/2013                                                 11,810.28
 7/31/2013                                                 11,810.38
 8/31/2013                                                 11,810.48
 9/30/2013                                                 11,810.58
10/31/2013                                                 11,810.69
11/30/2013                                                 11,810.79
12/31/2013                                                 11,810.95
 1/31/2014                                                 11,811.05

                                   [END CHART]

                       Data from 1/31/04 through 1/31/14.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. For seven-day yield information, please refer to the Fund's investment overview page.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                         o PORTFOLIO MIX -- 1/31/2014 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 52.2%
COMMERCIAL PAPER                                                           24.2%
FIXED-RATE INSTRUMENTS                                                     21.2%
PUT BONDS                                                                   1.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 9-28.

================================================================================

8  | USAA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (21.2%)

            DIVERSIFIED BANKS (14.0%)
 $25,000    Abbey National Treasury Services plc                     0.22%        3/06/2014   $   25,000
  20,000    Abbey National Treasury Services plc                     0.22         3/31/2014       20,000
  25,000    Bank of Nova Scotia                                      0.22         2/24/2014       25,000
  25,000    Bank of Nova Scotia                                      0.31         8/28/2014       25,000
  25,000    BNP Paribas S.A.                                         0.35         2/03/2014       25,000
  25,000    BNP Paribas S.A.                                         0.33         3/04/2014       25,000
  25,000    BNP Paribas S.A.                                         0.30         4/16/2014       25,000
  30,000    Canadian Imperial Bank of Commerce                       0.32         9/04/2014       30,000
  25,000    DnB NOR Bank ASA                                         0.24         2/19/2014       25,000
  25,000    Landesbank Hessen-Thuringen Girozentrale                 0.29         5/14/2014       25,000
  25,000    Lloyds TSB Bank plc                                      0.31         2/13/2014       25,000
  25,000    Lloyds TSB Bank plc                                      0.31         2/28/2014       25,000
  30,000    Lloyds TSB Bank plc                                      0.28         5/12/2014       30,000
  25,000    Natixis                                                  0.42         2/13/2014       25,000
  25,000    Natixis                                                  0.33         4/01/2014       25,000
  25,000    Norinchukin Bank                                         0.27         2/04/2014       25,000
  25,000    Norinchukin Bank                                         0.24         3/04/2014       25,000
  25,000    Norinchukin Bank                                         0.23         3/17/2014       25,000
  25,000    Rabobank Nederland N.V.                                  0.23         4/11/2014       25,000
  25,000    Skandinaviska Enskilda Banken AB                         0.26         6/12/2014       25,000
  30,000    Skandinaviska Enskilda Banken AB                         0.26         7/03/2014       30,000
  25,000    Skandinaviska Enskilda Banken AB                         0.38        10/17/2014       25,000
  25,000    Standard Chartered Bank                                  0.25         6/17/2014       25,000
  25,000    Standard Chartered Bank                                  0.25         6/18/2014       25,000
  25,000    Sumitomo Mitsui Banking Corp.                            0.21         3/19/2014       25,000
  25,000    Sumitomo Mitsui Banking Corp.                            0.21         4/10/2014       25,000
  25,000    Sumitomo Mitsui Banking Corp.                            0.21         4/22/2014       25,000
  25,000    Swedbank AB                                              0.29         5/29/2014       25,000
  25,000    Swedbank AB                                              0.24        10/02/2014       25,000
                                                                                              ----------
                                                                                                 735,000
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (3.0%)
  30,000    Credit Suisse AG                                         0.25         5/15/2014       30,000
  25,000    Credit Suisse AG                                         0.25         6/05/2014       25,000
  25,000    Credit Suisse AG                                         0.32         6/26/2014       25,000
  25,000    Deutsche Bank AG                                         0.28         5/19/2014       25,000

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $30,000    Deutsche Bank AG                                         0.34%        6/23/2014   $   30,000
  25,000    UBS AG                                                   0.22         4/11/2014       25,000
                                                                                              ----------
                                                                                                 160,000
                                                                                              ----------
            GENERAL OBLIGATION (1.2%)
   8,000    Clinton County                                           1.00         6/13/2014        8,016
  16,730    Cortland Enlarged CSD                                    1.00         6/27/2014       16,774
  17,024    Frontier CSD                                             1.00         7/23/2014       17,066
   7,200    Jamestown CSD                                            1.00        10/09/2014        7,227
  11,750    Schoharie County                                         1.25        11/14/2014       11,800
                                                                                              ----------
                                                                                                  60,883
                                                                                              ----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
   5,689    Morgan Stanley                                           6.00         5/13/2014        5,778
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
  24,745    Bank of America Corp.                                    5.45         7/15/2014       25,308
   7,893    JPMorgan Chase & Co.                                     4.65         6/01/2014        8,005
  22,431    JPMorgan Chase & Co.                                     3.70         1/20/2015       23,107
  25,000    Toronto-Dominion Bank                                    0.31        10/10/2014       25,001
                                                                                              ----------
                                                                                                  81,421
                                                                                              ----------
            REGIONAL BANKS (1.4%)
  25,000    Union Bank, N.A.                                         0.18         3/07/2014       25,000
  25,000    Union Bank, N.A.                                         0.20         6/05/2014       25,000
  25,000    Union Bank, N.A.                                         0.20         6/09/2014       25,000
                                                                                              ----------
                                                                                                  75,000
                                                                                              ----------
            Total Fixed-Rate Instruments (cost: $1,118,082)                                    1,118,082
                                                                                              ----------

            COMMERCIAL PAPER (24.2%)

            APPROPRIATED DEBT (0.0%)
   2,080    San Francisco (LOC - JPMorgan Chase Bank, N.A.)          0.18         3/05/2014        2,080
                                                                                              ----------
            ASSET-BACKED FINANCING (9.2%)
  25,000    Alpine Securitzation Corp.(a),(b)                        0.18         3/03/2014       24,996
   4,000    Barton Capital, LLC(a),(b)                               0.11         2/06/2014        4,000
  15,535    Fairway Finance Corp.(a),(b)                             0.19         2/03/2014       15,535
  14,715    Fairway Finance Corp.(a),(b)                             0.17         2/26/2014       14,713
  28,033    Fairway Finance Corp.(a),(b)                             0.22         4/08/2014       28,022
  30,000    Fairway Finance Corp.(a),(b)                             0.15         4/17/2014       29,991
  20,000    Gotham Funding Corp.(a),(b)                              0.15         2/04/2014       20,000
  25,000    Govco, LLC(a),(b)                                        0.18         4/16/2014       24,991
  20,000    Hannover Funding Co., LLC(a),(b)                         0.16         2/06/2014       19,999
  25,000    Hannover Funding Co., LLC(a),(b)                         0.23         2/19/2014       24,997
  15,000    Hannover Funding Co., LLC(a),(b)                         0.18         3/10/2014       14,997
  20,000    Liberty Street Funding, LLC(a),(b)                       0.15         2/03/2014       20,000

================================================================================

10  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $15,000    Liberty Street Funding, LLC(a),(b)                       0.17%        2/11/2014   $   14,999
  24,000    Liberty Street Funding, LLC(a),(b)                       0.17         4/22/2014       23,991
  20,000    Liberty Street Funding, LLC(a),(b)                       0.17         4/25/2014       19,992
  18,900    LMA Americas, LLC(a),(b)                                 0.22         4/14/2014       18,891
  35,000    Manhattan Asset Funding Co., LLC(a),(b)                  0.19         2/21/2014       34,996
  35,000    Nieuw Amsterdam Receivables Corp.(a),(b)                 0.18         2/10/2014       34,998
  25,000    Ridgefield Funding Co., LLC(a)                           0.17         2/04/2014       25,000
  19,000    Ridgefield Funding Co., LLC(a)                           0.21         4/02/2014       18,993
  20,000    Victory Receivables Corp.(a),(b)                         0.17         3/27/2014       19,995
   5,019    Working Capital Management Co.(a),(b)                    0.15         2/18/2014        5,019
  25,000    Working Capital Management Co.(a),(b)                    0.20         4/09/2014       24,991
                                                                                              ----------
                                                                                                 484,106
                                                                                              ----------
            EDUCATION (4.0%)
  28,300    Emory Univ.                                              0.20         6/18/2014       28,300
  15,000    Johns Hopkins Univ.                                      0.30         6/18/2014       15,000
  25,000    Johns Hopkins Univ.                                      0.30         6/19/2014       25,000
  28,500    Michigan State Univ.                                     0.11         3/07/2014       28,500
  25,000    Univ. of Texas System                                    0.11         2/18/2014       25,000
  18,000    Univ. of Texas System                                    0.12         4/04/2014       18,000
  25,000    Univ. of Texas System                                    0.10         5/02/2014       25,000
  17,500    Univ. of Texas System                                    0.12         5/02/2014       17,500
  11,292    Univ. of Virginia                                        0.13         2/06/2014       11,292
  15,150    Yale Univ.                                               0.11         2/20/2014       15,149
                                                                                              ----------
                                                                                                 208,741
                                                                                              ----------
            EDUCATION SERVICES (1.2%)
  10,000    American Univ.                                           0.20         2/03/2014       10,000
  10,000    American Univ.                                           0.20         2/13/2014        9,999
  10,000    American Univ.                                           0.18         3/13/2014        9,998
  15,000    Baylor Univ.                                             0.15         3/12/2014       14,998
  19,200    Cornell Univ.                                            0.08         2/25/2014       19,199
                                                                                              ----------
                                                                                                  64,194
                                                                                              ----------
            ELECTRIC/GAS UTILITIES (1.0%)
  26,513    New York Power Auth.                                     0.09         2/20/2014       26,511
  13,000    San Antonio                                              0.13         3/06/2014       13,000
   3,847    South Carolina Public Service Auth.                      0.15         3/06/2014        3,847
  10,000    South Carolina Public Service Auth.                      0.15         3/06/2014       10,000
                                                                                              ----------
                                                                                                  53,358
                                                                                              ----------
            GENERAL OBLIGATION (0.5%)
  10,000    Houston                                                  0.11         2/19/2014       10,000
  15,000    Houston                                                  0.12         3/12/2014       15,000
                                                                                              ----------
                                                                                                  25,000
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            HEALTH CARE FACILITIES (1.4%)
 $20,000    Baptist Memorial Health Care Corp.                       0.18%        2/14/2014   $   20,000
  10,000    Trinity Health Corp.                                     0.11         3/05/2014        9,999
  13,275    Trinity Health Corp.                                     0.15         3/11/2014       13,273
  30,000    Trinity Health Corp.                                     0.12         5/01/2014       29,991
                                                                                              ----------
                                                                                                  73,263
                                                                                              ----------
            HOSPITAL (4.5%)
   7,900    Catholic Health Initiatives                              0.18         2/05/2014        7,900
  47,600    Catholic Health Initiatives                              0.15         3/04/2014       47,594
  40,000    Catholic Health Initiatives                              0.15         3/18/2014       39,992
  30,000    Catholic Health Initiatives                              0.13         4/09/2014       29,993
  11,600    Catholic Health Initiatives                              0.17         5/05/2014       11,595
  30,000    Inova Health System Foundation                           0.12         2/03/2014       30,000
  40,000    Inova Health System Foundation                           0.12         3/04/2014       39,996
  30,000    Inova Health System Foundation                           0.11         4/03/2014       29,994
                                                                                              ----------
                                                                                                 237,064
                                                                                              ----------
            MUNICIPAL FINANCE (1.7%)
  10,685    Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)            0.11         2/05/2014       10,685
  77,700    Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)            0.17         2/05/2014       77,700
                                                                                              ----------
                                                                                                  88,385
                                                                                              ----------
            SOFT DRINKS (0.7%)
  35,000    Coca-Cola Co.(a),(b)                                     0.19         2/28/2014       34,995
                                                                                              ----------
            Total Commercial Paper (cost: $1,271,186)                                          1,271,186
                                                                                              ----------

            PUT BONDS (1.1%)

            BUILDINGS (0.4%)
  20,000    New York Liberty Dev. Corp.                              0.23        12/01/2049       20,000
                                                                                              ----------
            ELECTRIC UTILITIES (0.3%)
  15,000    Mobile IDB                                               0.45         7/15/2034       15,000
                                                                                              ----------
            GENERAL OBLIGATION (0.4%)
  25,000    Texas Public Finance Auth.                               0.20         5/01/2014       25,000
                                                                                              ----------
            Total Put Bonds (cost: $60,000)                                                       60,000
                                                                                              ----------

            VARIABLE-RATE DEMAND NOTES (52.2%)

            AGRICULTURAL PRODUCTS (2.2%)
   2,100    Dallam County IDC (LOC - Wells Fargo Bank, N.A.)         0.07         1/01/2027        2,100
  15,000    Indiana Finance Auth.                                    0.08         6/01/2041       15,000
  15,000    Iowa Finance Auth.                                       0.07         6/01/2036       15,000
  20,000    Iowa Finance Auth.                                       0.07         9/01/2036       20,000

================================================================================

12  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $25,000    Iowa Finance Auth.                                       0.06%        6/01/2039   $   25,000
  35,000    Iowa Finance Auth.                                       0.08         6/01/2039       35,000
   3,150    Washington Economic Dev. Finance Auth.
              (LOC - Bank of the West)                               0.25         9/01/2032        3,150
                                                                                              ----------
                                                                                                 115,250
                                                                                              ----------
            AIRLINES (0.7%)
  38,900    Chicago-O'Hare International Airport
              (LOC - Bayerische Landesbank)                          0.09         5/01/2035       38,900
                                                                                              ----------
            AIRPORT SERVICES (0.1%)
   1,815    Des Moines (LOC - U.S. Bank, N.A.)                       0.06         8/01/2027        1,815
   2,100    San Antonio (LOC - Bank of America, N.A.)                0.21         4/01/2020        2,100
                                                                                              ----------
                                                                                                   3,915
                                                                                              ----------
            AIRPORT/PORT (0.4%)
   4,520    Cleveland-Cuyahoga County
              (LOC - FirstMerit Bank, N.A.)                          0.14         6/01/2031        4,520
   8,200    Denver City and County Airport System
             (LOC - Lloyds TSB Bank plc)                             0.07        11/15/2025        8,200
   9,875    San Jose Airport (LIQ)
              (LOC - Deutsche Bank A.G.)(c)                          0.06         3/01/2037        9,875
                                                                                              ----------
                                                                                                  22,595
                                                                                              ----------
            ALUMINUM (0.2%)
   7,815    Hancock County (LOC - Wells Fargo Bank, N.A.)            0.24         4/01/2028        7,815
                                                                                              ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
   5,270    St. Charles Parish (LOC - Federal Home Loan
              Bank of Atlanta)                                       0.26         9/01/2024        5,270
                                                                                              ----------
            ASSET-BACKED FINANCING (0.2%)
   2,370    Capital Markets Access Co., LLC
              (LOC - Federal Home Loan Bank of Atlanta)              0.15         8/01/2031        2,370
   5,836    New Hampshire Health and Education
              Facilities Auth. (LOC - Royal Bank of Canada)          0.09        12/01/2032        5,836
                                                                                              ----------
                                                                                                   8,206
                                                                                              ----------
            AUTO PARTS & EQUIPMENT (0.5%)
   2,605    Dayton Wheel Concepts, Inc.
              (LOC - PNC Bank, N.A.)                                 0.18         5/01/2024        2,605
   6,000    Illinois Dev. Finance Auth.
              (LOC - Bank of Tokyo-Mitsubishi UFJ, Ltd.)             0.07         6/01/2017        6,000
   4,665    Illinois Finance Auth.
              (LOC - Federal Home Loan Bank of Chicago)              0.28         7/01/2040        4,665
     800    Michigan Strategic Fund Ltd.
              (LOC - JPMorgan Chase Bank, N.A.)                      0.44         5/01/2018          800

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 3,400    Savanna (LOC - Bank of America, N.A.)                    0.26%        5/01/2019   $    3,400
  10,000    Shelbyville (LOC - Bank of
              Tokyo-Mitsubishi UFJ, Ltd.)                            0.07         4/01/2035       10,000
                                                                                              ----------
                                                                                                  27,470
                                                                                              ----------
            AUTOMOBILE MANUFACTURERS (0.2%)
  10,120    Franklin IDB (LOC - Fifth Third Bank)                    0.35         4/01/2030       10,120
                                                                                              ----------
            AUTOMOTIVE RETAIL (0.1%)
   2,043    Kenwood Lincoln-Mercury, Inc.
              (LOC - PNC Bank, N.A.)                                 0.18         5/01/2015        2,043
   1,695    Kenwood Lincoln-Mercury, Inc.
              (LOC - PNC Bank, N.A.)                                 0.18         3/01/2021        1,695
                                                                                              ----------
                                                                                                   3,738
                                                                                              ----------
            BIOTECHNOLOGY (0.0%)
   2,115    Washington Economic Dev. Finance Auth.
              (LOC - U.S. Bank, N.A.)                                0.07         6/01/2027        2,115
                                                                                              ----------
            BUILDING PRODUCTS (0.7%)
   3,410    Atchison (LOC - Key Bank, N.A.)                          0.20         1/01/2033        3,410
   4,030    Cornell Iron Works, Inc.
              (LOC - Bank of America, N.A.)                          0.36         4/01/2019        4,030
   2,640    Delaware EDA (LOC - Key Bank, N.A.)                      0.20         4/01/2023        2,640
   4,000    Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)          0.15         4/01/2028        4,000
   5,585    Moondance Enterprises, LP (LOC - PNC Bank, N.A.)         0.16        11/01/2020        5,585
   2,700    Sheridan (LOC - PNC Bank, N.A.)                          0.11         8/01/2020        2,700
   1,950    Tazewell County IDA (LOC - PNC Bank, N.A.)               0.11         2/01/2017        1,950
  10,000    Warren County (LOC - JPMorgan Chase Bank, N.A.)          0.20        12/01/2031       10,000
   2,725    West Des Moines (LOC - Wells Fargo Bank, N.A.)           0.25         4/01/2025        2,725
                                                                                              ----------
                                                                                                  37,040
                                                                                              ----------
            COMMERCIAL PRINTING (0.3%)
   2,050    Blair County IDA (LOC - PNC Bank, N.A.)                  0.11         9/01/2017        2,050
   1,795    Colorado Housing and Finance Auth.
              (LOC - Wells Fargo Bank, N.A.)                         0.25         5/01/2027        1,795
   2,485    Fairway, LLC (LOC - Federal Home
              Loan Bank of San Francisco)                            0.12        12/01/2023        2,485
   6,615    Harnett County Industrial Facilities &
              Pollution Control Financing Auth.
              (LOC - PNC Bank, N.A.)                                 0.09         9/01/2019        6,615
   1,870    John E. Staten Properties, Inc.
              (LOC - PNC Bank, N.A.)                                 0.18        10/01/2021        1,870
   1,500    Summit County Port Auth.
              (LOC - Key Bank, N.A.)                                 0.20         7/01/2023        1,500
                                                                                              ----------
                                                                                                  16,315
                                                                                              ----------

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            COMMUNITY SERVICE (0.9%)
 $11,600    Jackson County IDA
              (LOC - Commerce Bank, N.A.)                            0.09%        7/01/2025   $   11,600
   2,830    Rhode Island Health and Educational Building Corp.
              (LOC - RBS Citizens, N.A.)                             0.40        12/01/2036        2,830
   6,705    Toledo Lucas County Port Auth.
              (LOC - Fifth Third Bank)                               0.11         9/01/2019        6,705
   8,415    Village of Morton Grove
              (LOC - Bank of America, N.A.)                          0.07        12/01/2041        8,415
  16,305    Wisconsin Public Finance Auth.
              (LOC - Fifth Third Bank)                               0.16         2/01/2042       16,305
                                                                                              ----------
                                                                                                  45,855
                                                                                              ----------
            COMPUTER STORAGE & PERIPHERALS (0.0%)
   1,590    Alameda County IDA (LOC - Bank of the West)              0.22        12/01/2040        1,590
                                                                                              ----------
            CONSTRUCTION & ENGINEERING (0.3%)
  17,250    Boland Holdings, LLC (LOC - PNC Bank, N.A.)              0.14        12/01/2039       17,250
     900    Mississippi Business Finance Corp.
              (LOC - Capital One, N.A.)                              0.45        10/01/2022          900
                                                                                              ----------
                                                                                                  18,150
                                                                                              ----------
            CONSTRUCTION MATERIALS (0.2%)
   1,855    Franklin IDB
              (LOC - Federal Home Loan Bank of Chicago)              0.13         7/01/2032        1,855
   8,900    Paulding County (LOC - Bayerische Landesbank)            0.21         8/01/2026        8,900
                                                                                              ----------
                                                                                                  10,755
                                                                                              ----------
            DISTILLERS & VINTNERS (0.0%)
   2,000    Kentucky Rural EDA (LOC - PNC Bank, N.A.)                0.11        10/01/2016        2,000
                                                                                              ----------
            DISTRIBUTORS (0.3%)
  15,710    Bhavnani, LLC (LOC - U.S. Bank, N.A.)                    0.17         5/01/2038       15,710
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.1%)
   6,500    Port of Port Arthur Navigation District                  0.20         4/01/2033        6,500
                                                                                              ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (4.2%)
   7,000    Fiore Capital, LLC (LOC - Harris Bank, N.A.)             0.15         8/01/2045        7,000
   6,150    Fiore Capital, LLC (LOC - Harris Bank, N.A.)             0.15         8/01/2045        6,150
  16,065    Kansas City Tax Financing Commission
              (LOC - Key Bank, N.A.)                                 0.22         6/01/2024       16,065
  47,085    New York City Housing Dev. Corp.
              (LOC - Landesbank Hessen-Thuringen)                    0.10         6/01/2039       47,085
  58,400    New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                    0.09         5/01/2042       58,400

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $15,625    NPJ Properties, LP (LOC - Manufacturers &
              Traders Trust Co.)(a)                                  0.51%        2/01/2027   $   15,625
  28,965    Paca-Pratt Associates, Inc.
              (LOC - Manufacturers & Traders Trust Co.)              0.51         1/01/2038       28,965
   7,866    Pinnacle Properties Dev. Group, LLC
              (LOC - Federal Home Loan Bank of Cincinnati)           0.15         6/15/2041        7,866
   4,900    Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)            0.21        12/01/2033        4,900
  10,900    Scion Real Estate Investments, LLC
              (LOC - Fifth Third Bank)                               0.30         1/02/2048       10,900
     915    Secor Realty, Inc. (LOC - PNC Bank, N.A.)                0.18         4/01/2020          915
   4,000    Stice-Hill Holding, LC (LOC - Hancock Bank of
              Louisiana)                                             1.50        12/01/2023        4,000
  13,435    Stobro Co., LP (LOC - Federal Home Loan Bank
              of Pittsburgh)                                         0.17         1/01/2032       13,435
                                                                                              ----------
                                                                                                 221,306
                                                                                              ----------
            EDUCATION (2.0%)
  17,045    Amherst IDA (LOC - Manufacturers & Traders
              Trust Co.)                                             0.09        10/01/2031       17,045
   7,215    Colorado Educational and Cultural Facilities Auth.
              (LOC - Fifth Third Bank)                               0.16         1/01/2029        7,215
  10,000    Massachusetts Dev. Finance Agency
              (LOC - RBS Citizens, N.A.)                             0.40         7/01/2043       10,000
   1,440    Minnesota Higher Education Facilities Auth.
              (LOC - U.S. Bank, N.A.)                                0.16         4/01/2027        1,440
   8,040    Missouri Health and Educational Facilities Auth.
              (LOC - Fifth Third Bank)                               0.16         7/15/2037        8,040
   3,860    Nebraska Elementary and Secondary School
              Finance Auth. (LOC - Fifth Third Bank)                 0.16         9/01/2029        3,860
   2,410    New York City IDA (LOC - JPMorgan Chase
              Bank, N.A.)                                            0.07        12/01/2034        2,410
  20,000    New York City IDA (LOC - Key Bank, N.A.)                 0.11         7/01/2038       20,000
   9,325    Ohio Higher Education Facility
              (LOC - Fifth Third Bank)                               0.17         9/01/2030        9,325
   3,650    Rockland County IDA (LOC - TD Bank, N.A.)                0.13         5/01/2034        3,650
   9,495    Summit County Port Auth. (LOC - Fifth Third Bank)        0.09         8/01/2030        9,495
  10,390    Washington Higher Education Facilities Auth.             0.09        10/01/2031       10,390
                                                                                              ----------
                                                                                                 102,870
                                                                                              ----------
            EDUCATION SERVICES (1.5%)
   7,328    Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)        1.14         1/01/2025        7,328
   1,655    Educational Management Corp.
             (LOC - Old National Bank)                               0.21         5/01/2023        1,655
   7,150    Frisch School (LOC - Sovereign Bank)                     1.27         5/01/2036        7,150

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 2,838    Indian Creek Christian Church, Inc.
              (LOC - Fifth Third Bank)                               0.30%        1/01/2056   $    2,838
   4,000    Lexington-Fayette Urban County Government
              (LOC - Fifth Third Bank)                               0.17         1/01/2033        4,000
  13,540    Massachusetts Health & Educational Facilities Auth.
              (LOC - Bank of America, N.A.)                          0.13        10/01/2034       13,540
  13,700    New Jersey EDA (LOC - Sovereign Bank)                    1.24         5/01/2036       13,700
   5,750    Rhode Island EDC (LOC - RBS Citizens, N.A.)              0.40         3/01/2038        5,750
  19,710    Saddleback Valley Community Church
              (LOC - Federal Home Loan Bank of San Francisco)        0.09        11/01/2038       19,710
   3,230    Summit County Day School (LOC - U.S. Bank, N.A.)         0.30         2/01/2019        3,230
                                                                                              ----------
                                                                                                  78,901
                                                                                              ----------
            ELECTRIC UTILITIES (8.5%)
  19,500    Appling County Dev. Auth.                                0.05        12/01/2018       19,500
  39,900    Appling County Dev. Auth.                                0.05         9/01/2041       39,900
  11,600    Burke County Dev. Auth.                                  0.04         7/01/2049       11,600
   6,000    Dade County IDA                                          0.05         6/01/2021        6,000
  33,100    Escambia County                                          0.06         4/01/2039       33,100
  38,300    Garfield County Industrial Auth.                         0.17         1/01/2025       38,300
   4,800    Heard County Dev. Auth.                                  0.05        12/01/2037        4,800
   5,000    Indiana Dev. Finance Auth.                               0.35        12/01/2038        5,000
   2,730    Jackson County                                           0.06         7/01/2022        2,730
  20,000    Louisa County                                            0.06         9/01/2016       20,000
  30,000    Louisa County                                            0.06        10/01/2024       30,000
  22,000    Martin County                                            0.07         7/15/2022       22,000
  15,000    Miami-Dade County IDA                                    0.06         2/01/2023       15,000
  10,600    Mississippi Business Finance Corp.                       0.07         7/01/2025       10,600
   9,400    Mississippi Business Finance Corp.                       0.06        12/01/2027        9,400
  13,520    Mississippi Business Finance Corp.                       0.07         5/01/2028       13,520
   7,250    Mobile IDB                                               0.06         9/01/2031        7,250
  20,000    Muskogee Industrial Trust                                0.10         6/01/2027       20,000
  20,800    Putnam County IDA                                        0.04         4/01/2032       20,800
  30,000    St. Lucie County                                         0.06         5/01/2024       30,000
  86,400    St. Lucie County                                         0.06         9/01/2028       86,400
                                                                                              ----------
                                                                                                 445,900
                                                                                              ----------
            ELECTRIC/GAS UTILITIES (1.1%)
  10,000    Chatom IDB (NBGA)                                        0.19         8/01/2041       10,000
  22,700    Long Island Power Auth.
              (LOC - Bayerische Landesbank)                          0.09         5/01/2033       22,700
  24,880    New York Energy Research & Dev. Auth.
              (LOC - Royal Bank of Scotland plc)                     0.04        12/01/2027       24,880
                                                                                              ----------
                                                                                                  57,580
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
 $ 1,000    Colorado Housing and Finance Auth.
              (LOC - Wells Fargo Bank, N.A.)                         0.25%        8/01/2030   $    1,000
   1,060    Colorado Housing and Finance Auth.
              (LOC - Wells Fargo Bank, N.A.)                         0.25        10/01/2032        1,060
                                                                                              ----------
                                                                                                   2,060
                                                                                              ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   5,115    Putnam County IDA (LOC - RBS Citizens, N.A.)             0.47         7/01/2032        5,115
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   8,900    New York State Environmental Facilities Corp.
              (LOC - JPMorgan Chase Bank, N.A.)                      0.05         5/01/2019        8,900
                                                                                              ----------
            FOOD DISTRIBUTORS (0.1%)
   1,725    Alameda County IDA (LOC - Comerica Bank, N.A.)           0.19        12/01/2040        1,725
   4,202    CCO, LLC (LOC - Fifth Third Bank)                        0.35         9/01/2024        4,202
                                                                                              ----------
                                                                                                   5,927
                                                                                              ----------
            FOOD RETAIL (0.1%)
   7,380    Saubels Market, Inc. (LOC - Fulton Bank)                 1.20         5/01/2034        7,380
                                                                                              ----------
            FOREST PRODUCTS (0.1%)
   5,400    Rex Lumber, LLC (LOC - Federal Home Loan
              Bank of Dallas)                                        0.15         2/01/2022        5,400
                                                                                              ----------
            GENERAL MERCHANDISE STORES (0.1%)
   6,100    Marion EDA (LOC - Key Bank, N.A.)                        0.22         2/01/2035        6,100
                                                                                              ----------
            GENERAL OBLIGATION (1.9%)
   7,500    Bridgeview (LOC - Harris Bank, N.A.)                     0.18        12/01/2038        7,500
  11,090    Covington (LOC - U.S. Bank, N.A.)                        0.30        12/01/2029       11,090
   8,325    Michigan Charter Township of Commerce
              (LOC - Comerica Bank, N.A.)                            0.22        10/01/2018        8,325
  34,645    Michigan Charter Township of Commerce
              (LOC - Federal Home Loan Bank of Boston)               0.16        10/01/2034       34,645
  38,600    New York City (LOC - KBC Bank N.V.)                      0.05         8/01/2038       38,600
                                                                                              ----------
                                                                                                 100,160
                                                                                              ----------
            HEALTH CARE FACILITIES (3.9%)
   5,360    Alexandria IDA (LOC - Bank of America, N.A.)             0.17         7/01/2030        5,360
  11,370    Bronson Lifestyle Improvement & Research Center
              (LOC - Fifth Third Bank)                               0.23         9/01/2030       11,370
     550    Columbia County Capital Resource Corp.
              (LOC - HSBC Bank USA)                                  0.16         7/01/2015          550
   2,155    Columbia County IDA (LOC - HSBC Bank USA)                0.16         7/01/2027        2,155
   2,885    Community Behavioral Healthcare Cooperative
              of Pennsylvania (LOC - Fulton Bank)                    1.20         9/01/2027        2,885

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 2,965    Crozer Keystone Health System
              (LOC - TD Bank, N.A.)                                  0.25%       12/15/2021   $    2,965
     995    District of Columbia
              (LOC - Manufacturers & Traders Trust Co.)              0.51         7/01/2032          995
   4,215    Dunn Nursing Home, Inc.
              (LOC - Federal Home Loan Bank of Atlanta)              0.15         2/01/2024        4,215
   7,465    Genoa Medical Dev., LLC (LOC - Fifth Third Bank)         0.30        12/01/2045        7,465
   8,325    Healthcare Network Properties, LLC
              (LOC - PNC Bank, N.A.)                                 0.12         1/01/2029        8,325
   4,710    Heart Property, LLC (LOC - PNC Bank, N.A.)               0.16         7/01/2026        4,710
   5,065    IHA Capital Dev., LLC (LOC - Fifth Third Bank)           0.30         6/01/2053        5,065
   1,790    Labcon North America (LOC - Bank of the West)            0.22         1/01/2040        1,790
   4,560    Louisiana Public Facilities Auth.
              (LOC - Capital One, N.A.)                              0.71         7/01/2028        4,560
   4,125    MCE MOB IV, LP (LOC - PNC Bank, N.A.)                    0.14         8/01/2022        4,125
   3,550    Medical Center of Athens
              (LOC - Federal Home Loan Bank of Atlanta)              0.21         9/01/2032        3,550
   7,285    Medical Properties Investment Co.
              (LOC - Fifth Third Bank)                               0.30        11/01/2035        7,285
   7,710    MediLucent MOB I, LP (LOC - PNC Bank, N.A.)              0.14         8/01/2030        7,710
  12,515    MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)              0.52        11/01/2035       12,515
  11,445    New Tristate Ventures, LLC (LOC - Fifth Third Bank)      0.30         5/01/2026       11,445
   3,130    Ohio Presbyterian Retirement Services
              (LOC - PNC Bank, N.A.)                                 0.16         7/01/2033        3,130
   4,160    Onondaga County IDA (LOC - HSBC Bank USA)                0.16         1/01/2023        4,160
  19,760    OSF Finance Co., LLC (LOC - PNC Bank, N.A.)              0.12        12/01/2037       19,760
   2,610    Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                         0.29         8/01/2037        2,610
   1,585    Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                         0.29         8/01/2037        1,585
   6,805    Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                         0.29         8/01/2037        6,805
   4,740    Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                         0.29         8/01/2037        4,740
   3,065    Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                         0.29         8/01/2037        3,065
   3,940    Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                         0.29         8/01/2037        3,940
   2,200    Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                         0.29         8/01/2037        2,200
  23,695    Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                         0.29         8/01/2037       23,695
   5,655    Sawmill Creek Lodge Co. (LOC - Fifth Third Bank)         0.35        10/01/2026        5,655

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 3,055    Syracuse IDA (LOC - HSBC Bank USA)                       0.16%        1/01/2023   $    3,055
   5,955    Wisconsin Health and Educational Facilities Auth.
              (LOC - KBC Bank N.V.)                                  0.21         3/01/2038        5,955
   3,400    Woodbury County (LOC - Wells Fargo Bank, N.A.)           0.21        12/01/2014        3,400
                                                                                              ----------
                                                                                                 202,795
                                                                                              ----------
            HEALTH CARE SERVICES (0.3%)
   7,665    Central Ohio Medical Textiles
              (LOC - PNC Bank, N.A.)                                 0.14         3/01/2023        7,665
   6,480    Kaneville Road Joint Venture
              (LOC - Federal Home Loan Bank of Chicago)              0.15        11/01/2032        6,480
                                                                                              ----------
                                                                                                  14,145
                                                                                              ----------
            HEALTH MISCELLANEOUS (0.1%)
   2,060    Kent Hospital Finance Auth.
              (LOC - Fifth Third Bank)                               0.17        10/01/2041        2,060
   4,235    Michigan Strategic Fund Ltd.
              (LOC - Fifth Third Bank)                               0.17         8/01/2023        4,235
                                                                                              ----------
                                                                                                   6,295
                                                                                              ----------
            HOME FURNISHINGS (0.3%)
   3,560    Caddo Parish IDB (LOC - Capital One, N.A.)               0.23         7/01/2024        3,560
   4,465    California Infrastructure and
              Economic Dev. Bank (NBGA)                              0.06        11/01/2029        4,465
   2,000    Fulton County Dev. Auth.
              (LOC - Wells Fargo Bank, N.A.)                         0.22         6/01/2027        2,000
   2,300    Jasper County IDA
              (LOC - JPMorgan Chase Bank, N.A.)                      0.24         8/01/2016        2,300
   2,000    Michigan Strategic Fund Ltd.
              (LOC - JPMorgan Chase Bank, N.A.)                      0.08         9/01/2030        2,000
   2,050    Walton County Industrial Building Auth.
              (LOC - Wells Fargo Bank, N.A.)                         0.22        10/01/2017        2,050
                                                                                              ----------
                                                                                                  16,375
                                                                                              ----------
            HOME IMPROVEMENT RETAIL (0.1%)
   6,350    Brookhaven IDA (LOC - Capital One, N.A.)                 0.44         1/01/2025        6,350
                                                                                              ----------
            HOSPITAL (1.2%)
   3,505    Albany IDA (LOC - RBS Citizens, N.A.)                    0.97         5/01/2035        3,505
   2,815    Fayette County (LOC - PNC Bank, N.A.)                    0.18         8/01/2023        2,815
   2,780    Johnson City Health and Educational
              Facilities Board (LOC - U.S. Bank, N.A.)               0.14         7/01/2033        2,780
  12,845    Massachusetts Health and Educational
              Facilities Auth. (LOC - Wells Fargo Bank, N.A.)        0.04         7/01/2039       12,845
   7,500    Michigan Hospital Finance Auth.
              (LOC - Fifth Third Bank)                               0.17        12/01/2032        7,500

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 7,500    Michigan Hospital Finance Auth.
              (LOC - Fifth Third Bank)                               0.17%       12/01/2032   $    7,500
   6,445    Mountain States Health Alliance
              (LOC - Mizuho Corporate Bank Ltd.)                     0.12         7/01/2026        6,445
   9,265    Nassau Health Care Corp.
              (LOC - JPMorgan Chase Bank, N.A.)                      0.13         8/01/2022        9,265
   2,500    Small Business Financing Auth.
              (LOC - PNC Bank, N.A.)                                 0.05         7/01/2042        2,500
   8,810    West Virginia State Hospital Finance Auth.
              (LOC - Fifth Third Bank)                               0.15        10/01/2033        8,810
                                                                                              ----------
                                                                                                  63,965
                                                                                              ----------
            HOTELS, RESORTS & CRUISE LINES (0.4%)
   2,810    Connecticut Dev. Auth. (LOC - TD Bank, N.A.)             0.21        12/01/2028        2,810
   1,930    Doghouse Properties, LLC
              (LOC - Federal Home Loan Bank of Atlanta)              0.22         5/01/2027        1,930
  10,765    Forward Corp. (LOC - Fifth Third Bank)                   0.30        12/01/2030       10,765
   3,500    Massachusetts Port Auth.
              (LOC - Royal Bank of Scotland plc)(a)                  0.70         3/01/2018        3,500
                                                                                              ----------
                                                                                                  19,005
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.2%)
   3,625    AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)         0.16         5/01/2021        3,625
   3,530    Fulton County Dev. Auth.
              (LOC - Federal Home Loan Bank of Atlanta)              0.12         5/01/2030        3,530
   2,075    Lynchburg IDA (LOC - PNC Bank, N.A.)                     0.11         3/01/2029        2,075
     840    Michigan Strategic Fund Ltd.
              (LOC - Fifth Third Bank)                               0.21         3/01/2023          840
   2,090    Trumbull County (LOC - Key Bank, N.A.)                   0.20         4/01/2017        2,090
                                                                                              ----------
                                                                                                  12,160
                                                                                              ----------
            INTEGRATED OIL & GAS (0.7%)
  20,000    Calhoun County Navigation IDA                            0.09         1/01/2024       20,000
  17,005    California Municipal Finance Auth.                       0.02        12/01/2029       17,005
                                                                                              ----------
                                                                                                  37,005
                                                                                              ----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
   7,170    South Central Communications Corp.
              (LOC - Fifth Third Bank)                               0.30         4/01/2018        7,170
                                                                                              ----------
            LEISURE FACILITIES (0.3%)
   5,180    Cattail Creek Country Club, Inc.
              (LOC - Manufacturers & Traders Trust Co.)              0.51         3/01/2031        5,180
   9,400    Turfway Park, LLC (LOC - Bank of America, N.A.)          0.49         7/01/2022        9,400
                                                                                              ----------
                                                                                                  14,580
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            LEISURE PRODUCTS (0.2%)
 $ 5,715    Charter Lakes Capital, LLC (LOC - U.S. Bank, N.A.)       0.20%       10/01/2046   $    5,715
   2,110    Rhode Island Industrial Facilities Corp.
              (LOC - TD Bank, N.A.)                                  0.11         2/01/2021        2,110
                                                                                              ----------
                                                                                                   7,825
                                                                                              ----------
            LIFE & HEALTH INSURANCE (0.7%)
   5,090    Larry L. Henry 2013 Family Trust
              (LOC - Wells Fargo Bank, N.A.)                         0.15        11/01/2033        5,090
   3,950    Lavonia O. Frick Family Trust
              (LOC - Wells Fargo Bank, N.A.)                         0.15         8/01/2028        3,950
  13,355    Lavonne Johnson Life Insurance Trust
              (LOC - Federal Home Loan Bank of Atlanta)              0.15         6/01/2031       13,355
   8,870    Lynette J. Keane Insurance Trust
              (LOC - Wells Fargo Bank, N.A.)                         0.15        10/01/2033        8,870
   5,565    Raymon Lee Ince Irrevocable Trust
              (LOC - Bank of Oklahoma, N.A.)                         0.15         7/01/2033        5,565
   1,850    Ronald Ray Irrevocable Life Insurance Trust
              (LOC - Federal Home Loan Bank of Atlanta)              0.15         8/01/2022        1,850
                                                                                              ----------
                                                                                                  38,680
                                                                                              ----------
            MARINE (0.1%)
   5,425    Washington Economic Dev. Finance Auth.
              (LOC - Key Bank, N.A.)                                 0.56         3/01/2037        5,425
                                                                                              ----------
            MOVIES & ENTERTAINMENT (0.3%)
  14,110    Esplanade Theatres, LLC
              (LOC - Federal Home Loan Bank of Dallas)               0.26        11/01/2042       14,110
   2,500    Kenner Theatres, LLC
              (LOC - Federal Home Loan Bank of Dallas)               0.26         2/01/2042        2,500
                                                                                              ----------
                                                                                                  16,610
                                                                                              ----------
            MULTIFAMILY HOUSING (2.7%)
   8,285    Alabama Housing Finance Auth.
              (LOC - U.S. Bank, N.A.)                                0.08         4/01/2037        8,285
   8,750    Dallas Housing Finance Corp. (LIQ)(NBGA)(a)              1.00         9/01/2019        8,750
   3,520    Florida Housing Finance Corp.
              (LOC - SunTrust Bank)                                  0.35         4/01/2034        3,520
   7,600    Gwinnett County Housing Auth.
              (LOC - SunTrust Bank)                                  0.30         3/01/2041        7,600
   1,460    Hillsborough County Housing Finance Auth.
              (LOC - Citibank, N.A.)                                 0.08         7/15/2039        1,460
   3,400    Montana Board of Housing (LIQ)(NBGA)(c)                  1.00        10/01/2033        3,400
  10,000    Nebraska Investment Finance Auth.
              (LOC - Citibank, N.A.)                                 0.08        10/01/2042       10,000

================================================================================

22  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 4,785    Nevada Housing Division (LOC - Citibank, N.A.)           0.12%       10/01/2035   $    4,785
   2,950    New York Housing Finance Agency
              (LOC - Citibank, N.A.)                                 0.06         5/01/2037        2,950
  31,900    New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                    0.08        11/01/2038       31,900
   3,730    New York Housing Finance Agency
              (LOC - Citibank, N.A.)                                 0.06         5/01/2039        3,730
  24,150    New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                    0.06         5/01/2041       24,150
   6,600    New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                    0.07         5/01/2041        6,600
   4,360    New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                    0.09        11/01/2044        4,360
   6,000    New York Housing Finance Agency
              (LOC - Wells Fargo Bank, N.A.)                         0.12        11/01/2049        6,000
     500    Phoenix IDA (LOC - Bank of America, N.A.)                0.10         4/01/2033          500
   6,760    Southeast Texas Housing Finance Corp.
              (LIQ)(NBGA)(a)                                         1.00         6/01/2019        6,760
   6,720    Texas Department of Housing & Community
              Affairs (LOC - Citibank, N.A.)                         0.07        12/01/2039        6,720
     990    Vermont Housing Finance Agency
              (LOC - Key Bank, N.A.)                                 0.20         1/01/2038          990
     930    Washington Housing Finance Commission
              (LOC - Mizuho Corporate Bank Ltd.)                     0.26         6/15/2037          930
                                                                                              ----------
                                                                                                 143,390
                                                                                              ----------
            MUNICIPAL FINANCE (0.4%)
     700    Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                          0.30        12/01/2020          700
  20,000    Maryland Health and Higher Educational Facilities
              Auth. (LOC - JPMorgan Chase Bank, N.A.)                0.05         4/01/2035       20,000
                                                                                              ----------
                                                                                                  20,700
                                                                                              ----------
            NURSING/CCRC (2.7%)
  10,900    Alexandria IDA (LOC - Wells Fargo Bank, N.A.)            0.05        10/01/2035       10,900
   2,425    Berks County Municipal Auth.
              (LOC - Citizens Bank of Pennsylvania)                  0.32         5/15/2022        2,425
   3,785    Butler County Hospital Auth.
              (LOC - Citizens Bank of Pennsylvania)                  0.32        10/01/2042        3,785
   4,200    Harrisonburg IDA
              (LOC - Branch Banking & Trust Co.)                     0.05         4/01/2036        4,200
  26,185    Hempstead IDA (LIQ)(LOC - Deutsche Bank A.G.)(a)         0.24        10/01/2045       26,185
   1,260    Indiana Finance Auth. (LOC - Federal Home Loan
              Bank of Indianpolis)                                   0.14         7/01/2029        1,260

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $15,270    Islip IDA (LIQ)(LOC - Deutsche Bank A.G.)(a)             0.24%       12/01/2029   $   15,270
  13,555    Jackson County EDC (LOC - Bank of America, N.A.)         0.06        11/01/2031       13,555
   1,145    Lynchburg Redevelopment & Housing Auth.
              (LOC - Manufacturers & Traders Trust Co.)              0.51        12/01/2034        1,145
  64,995    Nassau County IDA (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                          0.24        12/01/2033       64,995
     875    Roanoke County EDA
              (LOC - Branch Banking & Trust Co.)                     1.16        10/01/2028          875
                                                                                              ----------
                                                                                                 144,595
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.1%)
   6,500    Port of Port Arthur Navigation District                  0.41        12/01/2039        6,500
                                                                                              ----------
            PACKAGED FOODS & MEAT (0.5%)
   3,430    Brewster Dairy, Inc. (LOC - Bank of Montreal)            0.16         4/03/2023        3,430
   2,200    Indiana Finance Auth. (LOC - Bank of America, N.A.)      0.26        12/01/2027        2,200
   2,455    Lancaster IDA (LOC - Fulton Bank)                        1.20         6/01/2027        2,455
   1,105    Laurel County (LOC - Rabobank Nederland N.V.)            0.40         3/01/2015        1,105
   4,000    Michigan Strategic Fund Ltd. (LOC - AgriBank, FCB)       0.08         6/01/2024        4,000
   7,500    Premier Mushrooms, Inc. (LOC - CoBank, ACB)              0.15        12/01/2037        7,500
   4,260    St. Tammany Parish (LOC - Federal Home Loan
              Bank of Dallas)                                        0.21         7/01/2022        4,260
                                                                                              ----------
                                                                                                  24,950
                                                                                              ----------
            PAPER PACKAGING (0.0%)
     985    Washington Finance EDA
              (LOC - Wells Fargo Bank, N.A.)                         0.21         4/01/2033          985
                                                                                              ----------
            PAPER PRODUCTS (0.2%)
   1,035    Jackson Paper Co.
              (LOC - Federal Home Loan Bank of Atlanta)              0.22         4/01/2027        1,035
   2,300    Oregon (LOC - U.S. Bank, N.A.)                           0.04         4/01/2041        2,300
   5,600    Willacoochee Dev. Auth.
              (LOC - Federal Home Loan Bank of Atlanta)              0.14         5/01/2021        5,600
                                                                                              ----------
                                                                                                   8,935
                                                                                              ----------
            PERSONAL PRODUCTS (0.0%)
   1,680    Suffolk County IDA (LOC - Citibank, N.A.)                0.45        12/01/2019        1,680
                                                                                              ----------
            PHARMACEUTICALS (1.5%)
   7,000    Montgomery County IDA
              (LOC - Landesbank Hessen-Thuringen)                    0.29         4/01/2022        7,000
  20,000    New Hampshire Business Finance Auth.
              (LOC - Landesbank Hessen-Thuringen)                    0.29        11/01/2020       20,000
  19,500    New Hampshire Business Finance Auth.
              (LOC - Landesbank Hessen-Thuringen)                    0.29         9/01/2025       19,500

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $30,000    New Hampshire Business Finance Auth.
              (LOC - Landesbank Hessen-Thuringen)                    0.29%        4/01/2030   $   30,000
                                                                                              ----------
                                                                                                  76,500
                                                                                              ----------
            PUBLISHING (0.0%)
   1,840    Washington Economic Dev. Finance Auth.
              (LOC - U.S. Bank, N.A.)                                0.20         1/01/2033        1,840
                                                                                              ----------
            REAL ESTATE OPERATING COMPANIES (4.1%)
   3,525    Beaver Creek Enterprises, Inc.
              (LOC - PNC Bank, N.A.)                                 0.16         3/02/2020        3,525
   2,825    Cain Capital Investments, LLC
              (LOC - Federal Home Loan Bank of Cincinnati)           0.32        10/01/2046        2,825
   3,000    California Statewide Communities Dev. Auth.
              (LOC - Wells Fargo Bank, N.A.)                         0.06         9/01/2016        3,000
  30,485    Carew Realty, Inc. (LOC - Fifth Third Bank)              0.30         5/01/2037       30,485
  11,720    Delos, LLC (LOC - U.S. Bank, N.A.)                       0.50         3/01/2037       11,720
   4,680    East Hempfield IDA (LOC - Fulton Bank)                   1.00        10/15/2026        4,680
   4,400    EMF, LLC (LOC - Comerica Bank, N.A.)                     0.19         6/01/2042        4,400
   5,030    Forsyth County (LOC - Fifth Third Bank)                  0.19         1/01/2037        5,030
   2,980    Fountains Apartments, LLC (LOC - Fifth Third Bank)       0.31         9/01/2036        2,980
   6,550    Harlan Dev. Co., LLC (LOC - Fifth Third Bank)            0.30        12/01/2023        6,550
   4,117    Harlan Dev. Co., LLC (LOC - Fifth Third Bank)            0.30        12/01/2044        4,117
   1,635    Hickory Creek Apartments, LLC
              (LOC - Fifth Third Bank)                               0.31         9/01/2036        1,635
     845    Indianapolis (LOC - RBS Citizens, N.A.)                  0.33        11/01/2042          845
   1,840    Islip IDA (LOC - Citibank, N.A.)                         0.35        12/01/2020        1,840
   3,155    J Investments, LLC (LOC - Fifth Third Bank)              0.30        12/01/2055        3,155
   1,000    Kaylian, LLC (LOC - Fifth Third Bank)                    0.35        12/01/2055        1,000
   6,850    Koar D' Iberville Center (LOC - Federal Home
              Loan Bank of Dallas)                                   0.18         1/01/2033        6,850
   5,180    Lodge Apartments Holdings, LLC
              (LOC - Mizuho Corporate Bank Ltd.)                     0.19         3/01/2026        5,180
  10,000    Metropolitan Government Nashville and
              Davidson County Health and Educational
              Facilities Board (LOC - Fifth Third Bank)              0.22         9/01/2036       10,000
   4,000    Michigan Equity Group (LOC - Fifth Third Bank)           0.30        12/01/2034        4,000
   6,150    New York City Housing Dev. Corp.
              (LOC - Landesbank Hessen-Thuringen)                    0.10        12/01/2036        6,150
   7,770    New York City Housing Dev. Corp.
              (LOC - RBS Citizens, N.A.)                             0.37         3/01/2048        7,770
  33,570    New York City Housing Dev. Corp.
              (LOC - RBS Citizens, N.A.)                             0.40         3/01/2048       33,570

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
 $ 3,000    Pennsylvania Economic Dev. Financing Auth.
              (LOC - PNC Bank, N.A.)                                 0.14%        4/01/2035   $    3,000
   7,330    Sugar Creek Finance Co., LLC
              (LOC - Northern Trust Co.)                             0.19         6/01/2042        7,330
  25,000    Sunroad Centrum Apartments 23, LP
              (LOC - Comerica Bank, N.A.)                            0.21         8/01/2052       25,000
   3,565    Syracuse IDA (LOC - Key Bank, N.A.)                      0.20        10/01/2039        3,565
   2,865    TKBF, LLC (LOC - Fifth Third Bank)                       0.30         2/01/2108        2,865
  13,935    Willow Interests, LLC (LOC - Fifth Third Bank)           0.35         4/01/2025       13,935
                                                                                              ----------
                                                                                                 217,002
                                                                                              ----------
            REAL ESTATE TAX/FEE (0.7%)
  33,092    Irvine (LOC - KBC Bank N.V.)                             0.10         9/02/2050       33,092
   4,200    Jasper, Morgan, Newton, & Walton County
              (LOC - JPMorgan Chase Bank, N.A.)                      0.20        12/01/2020        4,200
                                                                                              ----------
                                                                                                  37,292
                                                                                              ----------
            REGIONAL BANKS (0.1%)
   2,550    Cobb County IDA (LOC - Federal Home Loan
              Bank of Atlanta)                                       0.15         2/01/2030        2,550
                                                                                              ----------
            RESTAURANTS (0.2%)
   8,165    B.F. Ft. Myers, Inc. (LOC - Fifth Third Bank)            0.30        11/01/2017        8,165
                                                                                              ----------
            SEMICONDUCTOR EQUIPMENT (0.7%)
  35,730    Saratoga County IDA (LOC - JPMorgan
              Chase Bank, N.A.)                                      0.15        11/01/2021       35,730
                                                                                              ----------
            SINGLE FAMILY HOUSING (0.1%)
   3,975    Montgomery County
              (LOC - PNC Bank, N.A.)                                 0.12         7/01/2039        3,975
                                                                                              ----------
            SOLID WASTE DISPOSAL (0.1%)
   5,100    Calcasieu Parish IDB (LOC - JPMorgan
              Chase Bank, N.A.)                                      0.09        12/01/2024        5,100
   1,200    Calcasieu Parish IDB (LOC - JPMorgan
              Chase Bank, N.A.)                                      0.09         6/01/2025        1,200
                                                                                              ----------
                                                                                                   6,300
                                                                                              ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
   3,200    Sheridan Redevelopment Agency
              (LOC - JPMorgan Chase Bank, N.A.)                      0.28        12/01/2029        3,200
                                                                                              ----------
            SPECIALTY CHEMICALS (0.2%)
  10,000    Gulf Coast Waste Disposal Auth.
              (LOC - Bank of Tokyo-Mitsubishi UFJ, Ltd.)             0.06         5/01/2038       10,000
                                                                                              ----------

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)       SECURITY                                             DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            SPECIALTY STORES (0.6%)
$ 25,200    Bass Pro Rossford Development Co., LLC
              (LOC - Fifth Third Bank)                               0.35%       11/01/2027   $   25,200
   3,805    Spencer Co., Inc. (LOC - Federal Home
              Loan Bank of Atlanta)                                  0.46         2/01/2021        3,805
                                                                                              ----------
                                                                                                  29,005
                                                                                              ----------
            STEEL (0.4%)
   2,500    Berkeley County                                          0.34         9/01/2028        2,500
  10,000    Illinois Finance Auth. (LOC - UniCredit Bank A.G.)       2.25         2/01/2037       10,000
   6,000    Klein Steel Services, Inc.
              (LOC - Manufacturers & Traders Trust Co.)(a)           0.51         8/01/2025        6,000
   1,955    Metaltec Steel Abrasive Co.
              (LOC - Comerica Bank, N.A.)                            0.22        11/01/2034        1,955
   2,500    Mississippi Business Finance Corp.
              (LOC - Federal Home Loan Bank of Dallas)               0.18         7/01/2020        2,500
                                                                                              ----------
                                                                                                  22,955
                                                                                              ----------
            TOLL ROADS (0.0%)
   2,300    New York State Thruway Auth. (LIQ)(c)                    0.05         4/01/2015        2,300
                                                                                              ----------
            WATER UTILITIES (0.1%)
   3,500    Beckley Water Co. (LOC - JPMorgan Chase
              Bank, N.A.)                                            0.19        10/01/2016        3,500
                                                                                              ----------
            WATER/SEWER UTILITY (0.4%)
   5,500    Hesperia Public Financing Auth.
              (LOC - Bank of the West)                               0.21         6/01/2026        5,500
   3,000    Indiana Finance Auth.
              (LOC - Fifth Third Bank)                               0.19        12/01/2028        3,000
  10,000    North Hudson Sewerage Auth.
              (LOC - TD Bank, N.A.)                                  0.12         6/01/2044       10,000
                                                                                              ----------
                                                                                                  18,500
                                                                                              ----------
            Total Variable-Rate Demand Notes (cost: $2,745,842)                                2,745,842
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $5,195,110)                                              $5,195,110
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)             (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES     OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS            OBSERVABLE    UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS                INPUTS          INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-Rate Instruments                         $-            $1,118,082              $-     $1,118,082
  Commercial Paper                                -             1,271,186               -      1,271,186
  Put Bonds                                       -                60,000               -         60,000
  Variable-Rate Demand Notes                      -             2,745,842               -      2,745,842
--------------------------------------------------------------------------------------------------------
Total                                            $-            $5,195,110              $-     $5,195,110
--------------------------------------------------------------------------------------------------------

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in
  Note 1 to the financial statements.

  The cost of securities at January 31, 2014, for federal income tax purposes, was approximately the same as reported in the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  CSD      Central School District
  EDA      Economic Development Authority
  EDC      Economic Development Corp.
  IDA      Industrial Development Authority/Agency
  IDB      Industrial Development Board
  IDC      Industrial Development Corp.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

  The USAA Money Market Fund's (the Fund) investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

           interest upon demand from one of the following: Citigroup, Inc., Deutsche Bank A.G., or JPMorgan Chase Bank, N.A.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California State Teachers' Retirement System, Citigroup, Inc., or National Rural Utility Corp.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

  (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

  (c) Restricted security that is not registered under the Securities Act of 1933.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)    $5,195,110
  Cash                                                                         4,845
  Receivables:
    Capital shares sold                                                       18,560
    USAA Asset Management Company (Note 4C)                                      125
    Interest                                                                   1,948
    Securities sold                                                           53,441
                                                                          ----------
      Total assets                                                         5,274,029
                                                                          ----------
LIABILITIES
  Payables:
    Capital shares redeemed                                                    9,412
    Dividends on capital shares                                                    8
  Accrued management fees                                                      1,075
  Accrued transfer agent's fees                                                  611
  Other accrued expenses and payables                                            161
                                                                          ----------
        Total liabilities                                                     11,267
                                                                          ----------
          Net assets applicable to capital shares outstanding             $5,262,762
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $5,262,891
  Overdistribution of net investment income                                     (144)
  Accumulated net realized gain on investments                                    15
                                                                          ----------
          Net assets applicable to capital shares outstanding             $5,262,762
                                                                          ==========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                               5,263,413
                                                                          ==========
  Net asset value, redemption price, and offering price per share         $     1.00
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                       $  5,922
                                                                        --------
EXPENSES
  Management fees                                                          6,348
  Administration and servicing fees                                        2,645
  Transfer agent's fees                                                    6,897
  Custody and accounting fees                                                305
  Postage                                                                    178
  Shareholder reporting fees                                                  99
  Trustees' fees                                                               7
  Registration fees                                                           47
  Professional fees                                                          113
  Other                                                                       38
                                                                        --------
    Total expenses                                                        16,677
  Expenses reimbursed                                                    (10,896)
                                                                        --------
    Net expenses                                                           5,781
                                                                        --------
NET INVESTMENT INCOME                                                        141
                                                                        --------

NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                           15
                                                                        --------
  Increase in net assets resulting from operations                      $    156
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

-----------------------------------------------------------------------------------

                                                           1/31/2014      7/31/2013
-----------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                  $       141    $       502
  Net realized gain on investments                                15             81
                                                         --------------------------
    Increase in net assets resulting from operations             156            583
                                                         --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (294)          (502)
  Net realized gains                                               -           (150)
                                                         --------------------------
    Distributions to shareholders                               (294)          (652)
                                                         --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                1,691,726      3,654,250
  Reinvested dividends                                           290            645
  Cost of shares redeemed                                 (1,569,342)    (3,394,505)
                                                         --------------------------
    Increase in net assets from
      capital share transactions                             122,674        260,390
                                                         --------------------------
  Net increase in net assets                                 122,536        260,321

NET ASSETS
  Beginning of period                                      5,140,226      4,879,905
                                                         --------------------------
  End of period                                          $ 5,262,762     $5,140,226
                                                         ==========================
Accumulated undistributed (overdistribution of) net
  investment income:
  End of period                                          $      (144)    $        9
                                                         ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                              1,691,726      3,654,250
  Shares issued for dividends reinvested                         290            645
  Shares redeemed                                         (1,569,342)    (3,394,505)
                                                         --------------------------
    Increase in shares outstanding                           122,674        260,390
                                                         ==========================

See accompanying notes to financial statements.

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

   and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Repurchase agreements are valued at cost, which approximates market value.

   3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

   inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2014, there were no custodian and other bank credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $15,000, which represents 8.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year end of July 31, 2014, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

At July 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the six-month period ended January 31, 2014, the Fund incurred management fees, paid or payable to the Manager, of $6,348,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,645,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2014, the Fund reimbursed the Manager $73,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's total annual operating expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended January 31, 2014, the Fund incurred reimbursable expenses of $10,896,000, of which $125,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $6,897,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2014, USAA and its affiliates owned 9,022,000 shares, which represent 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                        YEAR ENDED JULY 31,
                           -------------------------------------------------------------------------------
                                 2014         2013          2012          2011          2010          2009
                           -------------------------------------------------------------------------------
Net asset value at
  beginning of period      $     1.00   $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                           -------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           .00(a)       .00(a)        .00(a)        .00(a)        .00(a)        .02
  Net realized and
  unrealized gain                 .00(a)       .00(a)        .00(a)        .00(a)        .00(a)        .00(a)
                           -------------------------------------------------------------------------------
Total from investment
  operations                      .00(a)       .00(a)        .00(a)        .00(a)        .00(a)        .02
                           -------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.00)(a)     (.00)(a)      (.00)(a)      (.00)(a)      (.00)(a)      (.02)
  Realized capital gains         (.00)(a)     (.00)(a)         -             -             -             -
                           -------------------------------------------------------------------------------
Total distributions              (.00)(a)     (.00)(a)      (.00)(a)      (.00)(a)      (.00)(a)      (.02)
                           -------------------------------------------------------------------------------
Net asset value at
  end of period            $     1.00   $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                           ===============================================================================
Total return (%)*                 .01          .01           .03(c)        .02           .16(b)       1.86
Net assets at end
  of period (000)          $5,262,762   $5,140,226    $4,879,905    $5,020,709    $5,317,166    $6,112,293
Ratios to average
  net assets:**
  Expenses (%)(d)                 .22(e)       .30           .34(c)        .40           .56(b)        .63
  Expenses, excluding
    reimbursements (%)(d)         .63(e)       .63           .65(c)        .65           .62(b)          -
  Net investment income (%)       .01(e)       .01           .03           .01           .17          1.83

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $5,246,664,000.
(a) Represents less than $0.01 per share.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) During the year ended July 31, 2012, SAS reimbursed the Fund $853,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                  BEGINNING           ENDING           DURING PERIOD*
                                ACCOUNT VALUE      ACCOUNT VALUE      AUGUST 1, 2013 -
                                AUGUST 1, 2013    JANUARY 31, 2014    JANUARY 31, 2014
                                -------------------------------------------------------
Actual                            $1,000.00          $1,000.10             $1.11

Hypothetical
 (5% return before expenses)       1,000.00           1,024.10              1.12

* Expenses are equal to the Fund's annualized expense ratio of 0.22%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES                                 Daniel S. McNamara
                                         Robert L. Mason, Ph.D.
                                         Jefferson C. Boyce
                                         Paul L. McNamara
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                        USAA Asset Management Company
INVESTMENT ADVISER                       P.O. Box 659453
                                         San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                          USAA Investment Management Company
DISTRIBUTOR                              P.O. Box 659453
                                         San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "My Accounts" on
SELF-SERVICE 24/7                        usaa.com select your mutual fund
AT USAA.COM                              account and either click the link or
                                         select 'I want to...' and select
OR CALL                                  the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on usaa.com select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23428-0314                               (C)2014, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    03/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    03/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.